American Funds Retirement Income Portfolio Series 6455 Irvine Center Drive Irvine, California 92618

May 1, 2015

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U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds Retirement Income Portfolio Series

Dear Sir or Madam:

On behalf of American Funds Retirement Income Portfolio Series (the “Series”), we hereby file Form N-1A under the Investment Company Act of 1940 and the Securities Act of 1933. A Form N-8A has been filed for the Series, and the Series’ CIK number is 0001640102.

If you have any questions about the enclosed, please contact me at (213) 486-9108 or my colleague, Liliane Corzo, at (213) 486-9392.

Sincerely,

/s/ Erik A. Vayntrub

Erik A. Vayntrub

Enclosure